14. Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Financial Assets And Liabilities Tables Abstract
Trade and other receivables
	12-31-2019	12-31-2018
	ARS 000	ARS 000
Non-current:
Trade receivables - CAMMESA	24,249,101	25,646,269
Guarantee deposits	43	66
	24,249,144	25,646,335

Current:
Trade receivables - CAMMESA	13,797,625	15,852,314
Trade receivables - YPF SA and YPF Energía Eléctrica SA	316,194	116,693
Trade receivables - Large users	399,328	135,368
Receivables from associates and other related parties	816	1,324
Other receivables	1,139,532	173,970
	15,653,495	16,279,669

Allowance for doubtful accounts - Note 14.1.1.	(12,548)	(5,696)
	15,640,947	16,273,973

Trade and other receivables due
			Past due
	Total	To due	<90 days	90-180 days	180-270 days	270-360 days	>360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2019	39,890,091	36,869,904	2,998,181	4,284	3,598	-	14,124

Allowance for doubtful accounts
	12-31-2019					12-31-2018
Item	At beginning	Increases	Decreases		At end	At end

Allowance for doubtful accounts - Trade and other receivables	5,696	8,983	(2,131	) (1)	12,548	5,696
Total 12-31-2019	5,696	8,983	(2,131)		12,548
Total 12-31-2018	3,977	3,390	(1,671	) (1)		5,696

(1) Income (loss) on net monetary position.

Trade and other payables
	12-31-2019	12-31-2018
	ARS 000	ARS 000
Current:
Trade payables	5,562,582	2,618,769
Insurance payable	316,858	4,663
Payables to associates	19,996	37,817
	5,899,436	2,661,249

Other loans and borrowings
	12-31-2019	12-31-2018
	ARS 000	ARS 000
Non-current

Long-term loans for project financing (Notes 14.3.1, 14.3.2, 14.3.3, 14.3.4, 14.3.5, 14.3.6 and 22.10)	30,389,083	7,979,240
Derivative financial liabilities not designated as hedging instrument - Interest rate swap	298,194	26,244
	30,687,277	8,005,484

	12-31-2019	12-31-2018
	ARS 000	ARS 000
Current

Long-term loans for project financing (Notes 14.3.1,14.3.2, 14.3.3, 14.3.4, 14.3.5, 14.3.6 and 22.10)	6,541,964	690,229
Short-term loans - Banco Macro S.A. (Note 14.3.7)	1,117,926	-
Banco Galicia y Buenos Aires S.A. loan	-	331,638
Bank and investment accounts overdrafts	366,002	12,914
	8,025,892	1,034,781

Borrowings from CAMMESA
	12-31-2019	12-31-2018
	ARS 000	ARS 000
Non-current:
CAMMESA loans	-	1,544,945
Current:
CAMMESA loans	-	1,142,321
CAMMESA prepayments	-	1,646,522
	-	2,788,843

Changes in liabilities arising from financing activities
	01-01-2019	Payments	Non-cash transactions	Disbursements	Other	12-31-2019
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities
Other loans and borrowings	8,005,484	-	(8,655,320)	19,020,294	12,316,819	30,687,277
Borrowings from CAMMESA	1,544,945	-	(540,641)	-	(1,004,304)	-

Current liabilities
Other loans and borrowings	1,034,781	(974,409)	(3,216,050)	4,860,841	6,320,729	8,025,892
Borrowings from CAMMESA	2,788,843	-	(5,158,861)	-	2,370,018	-

	01-01-2018	Payments	Non-cash transactions	Disbursements	Other	12-31-2018
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities
Other loans and borrowings	3,358,589	(1,485,161)	(2,383,450)	6,060,381	2,455,125	8,005,484
Borrowings from CAMMESA	2,397,455	-	(773,664)	-	(78,846)	1,544,945

Current liabilities
Other loans and borrowings	1,148,363	(1,737,796)	(874,680)	669,907	1,828,987	1,034,781
Borrowings from CAMMESA	3,981,618	-	(1,987,858)	-	795,083	2,788,843

Fair value of financial assets and liabilities
	Carrying amount		Fair value
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
	ARS 000	ARS 000	ARS 000	ARS 000
Financial assets
Trade and other receivables	39,890,091	41,920,308	39,890,091	41,920,308
Other financial assets	7,698,732	3,022,238	7,698,732	3,022,238
Cash and cash equivalents	1,493,868	353,735	1,493,868	353,735
Total	49,082,691	45,296,281	49,082,691	45,296,281

	Carrying amount		Fair value
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
	ARS 000	ARS 000	ARS 000	ARS 000
Financial liabilities
Borrowings from CAMMESA	—	4,333,788	—	4,333,788
Other loans and borrowings	38,713,169	9,040,265	38,713,169	9,040,265
Total	38,713,169	13,374,053	38,713,169	13,374,053

Fair value measurement hierarchy
	Fair value measurement using:
12-31-2019	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss
Mutual funds	4,235,563	4,235,563	-	-
Public debt securities	3,463,169	3,463,169	-	-
Total financial assets measured at fair value	7,698,732	7,698,732	-	-

Liabilities measured at fair value

Derivative financial liabilities not designated as hedging instruments
Interest rate swap	298,194	-	298,194	-
Total financial liabilities measured at fair value	298,194	-	298,194	-

	Fair value measurement using:
12-31-2018	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss
Mutual funds	3,022,238	3,022,238	-	-
Total financial assets measured at fair value	3,022,238	3,022,238	-	-

Liabilities measured at fair value

Derivative financial liabilities not designated as hedging instruments
Interest rate swap	26,244	-	26,244	-
Total financial liabilities measured at fair value	26,244	-	26,244	-

Other financial assets
	12-31-2019	12-31-2018
	Book value	Book value
	ARS 000	ARS 000
Financial assets at fair value through profit or loss

Public debt securities	3,463,169	-
Mutual funds	4,148,409	3,022,238
Time deposits	87,154	-
	7,698,732	3,022,238
	7,698,732	3,022,238

Financial assets and liabilities in foreign currency
	12-31-2019						12-31-2018
Account		Currency and amount (in thousands)	Effective exchange rate (1)		Book value		Currency and amount (in thousands)	Book value
					ARS 000			ARS 000
NON-CURRENT ASSETS

Trade and other receivables	USD	404,860	59.8950	(2)	24,249,101	USD	421,112	24,492,452
					24,249,101			24,492,452
CURRENT ASSETS

Cash and cash equivalents	USD	29,834	59.6900		1,780,791	USD	4,720	272,283
	EUR	1	66.8530		67	EUR	1	66
Other financial assets	USD	97,220	59.6900		5,803,043	USD	—	—
Trade and other receivables	USD	79,002	59.8950		4,731,829	USD	138,051	8,029,170
	USD	8,837	59.6900	(2)	527,481	USD	3,381	195,041
					12,843,211			8,496,560
					37,092,312			32,989,012
NON-CURRENT LIABILITIES

Other loans and borrowings	USD	532,441	59.8900		31,887,891	USD	140,581	8,152,970
					31,887,891			8,152,970
CURRENT LIABILITIES

Other loans and borrowings	USD	110,804	59.8900		6,636,052	USD	12,124	703,129
Trade and other payables	USD	22,537	59.8900		1,349,741	USD	14,686	851,712
	EUR	291	67.2265		19,563	EUR	465	30,876
					8,005,356			1,585,717
					39,893,247			9,738,687

(1)	At the exchange rate prevailing as of December 31, 2019 as per Banco de la Nación Argentina.

(2)	At the exchange rate according to Communication “A” 3500 (wholesale) prevailing as of December 31, 2019 as per the Argentine Central Bank.